Discontinued Operations (Tables)	12 Months Ended
Nov. 30, 2014
Discontinued Operations
Schedule of the operating results of discontinued operations

        The operating results of discontinued operations for fiscal 2104, 2013 and 2012 are as follows (in thousands):

	Year ended
	November 30, 2014	November 30, 2013	November 30, 2012
Net sales	$104,530	$111,766	$109,158

Income from discontinued operations, before provision for income taxes	1,195	4,719	14,985
Income tax expense	429	4,617	6,788

Income from discontinued operations	$766	$102	$8,197

Schedule of Major Assets and Liabilities Held for Sale

The components of major assets and liabilities held for sale at November 30, 2014 and 2013 were as follows (in thousands):

	November 30, 2014	November 30, 2013
ASSETS:
Current assets:
Accounts receivable, net	$1,309	$1,202
Factored accounts receivable, net	19,316	17,690
Inventories, net	35,965	29,919
Prepaid expenses and other current assets	460	264

Total Current assets	57,050	49,075

Noncurrent assets:
Property and equipment, net	2,143	2,697
Goodwill	3,836	3,836
Intangible assets	24,000	24,000
Other assets	218	335

Total Noncurrent assets	30,197	30,868

Assets of held for sale	$87,247	$79,943

LIABILITIES:
Current liabilities:
Accounts payable and accrued expenses	$11,680	$9,894

Total Current liabilities	11,680	9,894

Noncurrent liabilities:
Deferred rent	1,283	1,165

Total Noncurrent liabilities	1,283	1,165

Liabilities held for sale	$12,963	$11,059